Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 17, 2012
Document And Entity Information
Entity Registrant Name	ENTREE GOLD INC
Entity Central Index Key	0001271554
Document Type	40-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 154,895,029
Entity Common Stock, Shares Outstanding		128,377,243
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011